Leases - Leases in the Balance Sheet and Leases in the Income Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases in the Balance Sheet
Total right-of-use assets	€ 1,477	€ 1,457
Property, plant, and equipment	€ 4,497	€ 4,493
Right-of-use assets as % of Property, plant, and equipment	33.00%	32.00%
Current lease liabilities	€ 254	€ 295
Current financial liabilities	€ 2,050	€ 4,277
Current lease liabilities as % of current financial liabilities	12.00%	7.00%
Non-current lease liabilities	€ 1,430	€ 1,420
Non-current financial liabilities	€ 6,021	€ 7,169
Non-current lease liabilities as % of non-current financial liabilities	24.00%	20.00%
Leases in the Income Statement
Lease expenses within operating profit - Depreciation of right-of-use assets	€ 275	€ 280
Land and Buildings
Leases in the Balance Sheet
Total right-of-use assets	1,370	1,391
Other Property, Plant and Equipment
Leases in the Balance Sheet
Total right-of-use assets	€ 107	€ 66